Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 94.7%
Aerospace & Defense — 0.9%
AAR Corp.*	12,910	$537,702
Airlines — 2.3%
Alaska Air Group, Inc.*	9,373	648,706
SkyWest, Inc.*	14,240	775,795
		1,424,501
Apparel — 5.9%
Carter's, Inc.*	2,186	194,401
Kontoor Brands, Inc.	17,550	851,702
Ralph Lauren Corp.*	6,950	855,962
Skechers U.S.A., Inc., Class A*	5,888	245,588
Steven Madden Ltd.	15,639	582,709
Tapestry, Inc.*	23,410	964,726
		3,695,088
Auto Parts & Equipment — 3.4%
Dana, Inc.	24,162	587,861
Lear Corp.	4,073	738,231
The Goodyear Tire & Rubber Co.*	46,510	817,181
		2,143,273
Banks — 12.6%
BankUnited, Inc.	20,445	898,558
Comerica, Inc.	14,195	1,018,349
First Citizens BancShares, Inc., Class A	1,311	1,095,694
Synovus Financial Corp.	22,170	1,014,278
Texas Capital Bancshares, Inc.*	11,987	850,118
Umpqua Holdings Corp.	31,544	553,597
Webster Financial Corp.	15,652	862,582
Wintrust Financial Corp.	11,550	875,490
Zions Bancorp NA	13,251	728,275
		7,896,941
Building Materials — 1.2%
Masonite International Corp.*	6,694	771,417
Chemicals — 2.2%
GCP Applied Technologies, Inc.*	18,727	459,560
Innospec, Inc.	3,810	391,249
Orion Engineered Carbons S.A.*	26,886	530,192
		1,381,001
Commercial Services — 3.8%
ADT, Inc.	18,397	155,270
Korn Ferry	10,610	661,746
Robert Half International, Inc.	12,569	981,262
United Rentals, Inc.*	1,870	615,810
		2,414,088
Computers — 2.3%
Amdocs Ltd.	5,791	406,239
Genpact Ltd.	9,822	420,578
NCR Corp.*	15,441	585,986
NetScout Systems, Inc.*	1,940	54,630
		1,467,433
	Number of Shares	Value†

Diversified Financial Services — 3.5%
Moelis & Co., Class A	14,533	$797,571
OneMain Holdings, Inc.	8,694	467,042
Stifel Financial Corp.	14,420	923,745
		2,188,358
Electric — 1.1%
IDACORP, Inc.	7,169	716,685
Electrical Components & Equipment — 0.8%
Belden, Inc.	11,644	516,644
Electronics — 1.8%
Avnet, Inc.	16,750	695,293
Vishay Intertechnology, Inc.	18,563	446,997
		1,142,290
Engineering & Construction — 1.5%
AECOM*	15,200	974,472
Food — 2.3%
Nomad Foods Ltd.*	25,451	698,884
The Hain Celestial Group, Inc.*	16,908	737,189
		1,436,073
Gas — 0.8%
Southwest Gas Holdings, Inc.	7,342	504,469
Hand & Machine Tools — 2.7%
Kennametal, Inc.	19,614	783,972
Regal Beloit Corp.	6,624	945,112
		1,729,084
Healthcare Services — 1.3%
MEDNAX, Inc.*	32,570	829,558
Home Builders — 3.9%
KB Home	17,350	807,296
PulteGroup, Inc.	20,750	1,088,130
Taylor Morrison Home Corp.*	17,284	532,520
		2,427,946
Home Furnishings — 1.3%
Herman Miller, Inc.	19,540	804,071
Insurance — 5.0%
American Financial Group, Inc.	6,598	752,832
Everest Re Group Ltd.	2,837	703,037
Selective Insurance Group, Inc.	6,070	440,318
The Hanover Insurance Group, Inc.	4,724	611,569
Voya Financial, Inc.	9,960	633,854
		3,141,610
Internet — 1.1%
Criteo S.A., ADR*	20,128	699,045
Iron & Steel — 3.9%
Carpenter Technology Corp.	17,997	740,577
Commercial Metals Co.	24,060	742,010

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — (continued)
Reliance Steel & Aluminum Co.	6,201	$944,350
		2,426,937
Leisure Time — 0.9%
Brunswick Corp.	5,847	557,628
Lodging — 1.2%
Hilton Grand Vacations, Inc.*	20,750	777,917
Machinery — Construction & Mining — 1.8%
Oshkosh Corp.	9,610	1,140,323
Machinery — Diversified — 2.1%
Crane Co.	7,252	681,035
Welbilt, Inc.*	37,940	616,525
		1,297,560
Media — 0.6%
Houghton Mifflin Harcourt Co.*	50,599	385,564
Miscellaneous Manufacturing — 2.1%
Hillenbrand, Inc.	13,810	658,875
Trinseo S.A.	10,407	662,614
		1,321,489
Oil & Gas — 2.5%
Cimarex Energy Co.	11,904	706,979
HollyFrontier Corp.	23,741	849,453
		1,556,432
Oil & Gas Services — 1.5%
Dril-Quip, Inc.*	13,007	432,223
MRC Global, Inc.*	56,413	509,409
		941,632
Packaging and Containers — 2.0%
Graphic Packaging Holding Co.	35,650	647,404
Sealed Air Corp.	13,292	609,039
		1,256,443
Retail — 6.7%
Dine Brands Global, Inc.*	6,224	560,347
Foot Locker, Inc.	16,231	912,994
Papa John's International, Inc.	6,840	606,297
Sally Beauty Holdings, Inc.*	33,830	680,998
The Gap, Inc.*	23,510	700,128
Williams-Sonoma, Inc.	4,044	724,685
		4,185,449
Savings & Loans — 1.3%
Sterling Bancorp	34,682	798,380
Semiconductors — 1.5%
Kulicke & Soffa Industries, Inc.	11,931	585,932
MaxLinear, Inc.*	10,128	345,162
		931,094
Software — 1.2%
CommVault Systems, Inc.*	11,343	731,623
	Number of Shares	Value†

Transportation — 2.8%
Knight-Swift Transportation Holdings, Inc.	20,392	$980,651
XPO Logistics, Inc.*	6,593	812,917
		1,793,568
Trucking and Leasing — 0.9%
GATX Corp.	6,020	558,295
TOTAL COMMON STOCKS (Cost $43,338,825)		59,502,083

REAL ESTATE INVESTMENT TRUSTS — 7.7%
Apartments — 1.9%
American Campus Communities, Inc.	12,342	532,804
Camden Property Trust	6,130	673,748
		1,206,552
Healthcare — 0.9%
Physicians Realty Trust	33,095	584,789
Hotels & Resorts — 2.0%
MGM Growth Properties LLC, Class A	20,109	655,956
RLJ Lodging Trust	38,722	599,416
		1,255,372
Industrial — 1.0%
STAG lndustrial, Inc.	17,645	593,048
Office Property — 0.9%
Cousins Properties, Inc.	16,010	565,954
Storage & Warehousing — 1.0%
CubeSmart	17,134	648,179
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,229,556)		4,853,894

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $421,712)	421,712	421,712
TOTAL INVESTMENTS — 103.1% (Cost $47,990,093)		$64,777,689
Other Assets & Liabilities — (3.1)%		(1,960,347)
TOTAL NET ASSETS — 100.0%		$62,817,342

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
LLC— Limited Liability Company.
NA— National Association.
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
SMID Cap Value Fund
Country Weightings as of 03/31/2021††
United States	95%
Bermuda	1
France	1
United Kingdom	1
Singapore	1
Luxembourg	1
Total	100%
††	% of total investments as of March 31, 2021.
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